UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.29%

ASSET-BACKED SECURITY 0.03%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,310,989)	0.517	%#	2/1/2041	$2,700	$2,389,500

	Shares (000)
COMMON STOCKS 4.05%

Airlines 0.15%

Delta Air Lines, Inc.	200	7,230,000
United Continental Holdings, Inc.*	150	7,018,500
Total		14,248,500

Auto Parts & Equipment 0.12%

BorgWarner, Inc.	170	8,959,483
Cooper-Standard Holdings, Inc.*	30	1,853,280
Total		10,812,763

Banking 0.10%

Fifth Third Bancorp	350	7,007,000
Huntington Bancshares, Inc.	87	848,398
Regions Financial Corp.	180	1,807,200
Total		9,662,598

Chemicals 0.20%

Monsanto Co.	164	18,496,644

Consumer Products 0.06%

Estee Lauder Cos., Inc. (The) Class A	80	5,977,600

Diversified Capital Goods 0.13%

Emerson Electric Co.	149	9,336,936
Mueller Water Products, Inc. Class A	300	2,484,000
Total		11,820,936

Energy: Exploration & Production 0.54%

Diamondback Energy, Inc.*	140	10,469,200
EOG Resources, Inc.	115	11,387,300
Kodiak Oil & Gas Corp.*	397	5,388,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Shares (000)		Fair Value
Energy: Exploration & Production (continued)

Parsley Energy, Inc. Class A*		353	$7,525,224
Whiting Petroleum Corp.*		190	14,734,500
Total			49,504,871

Food: Wholesale 0.09%

Boulder Brands, Inc.*		397	5,413,836
WhiteWave Foods Co. (The)*		90	3,269,700
Total			8,683,536

Health Facilities 0.10%

Community Health Systems, Inc.*		166	9,117,713

Health Services 0.15%

Team Health Holdings, Inc.*		235	13,627,650

Investments & Miscellaneous Financial Services 0.13%

Affiliated Managers Group, Inc.*		60	12,047,046

Life Insurance 0.12%

MetLife, Inc.		200	10,744,000

Machinery 0.14%

Chart Industries, Inc.*		130	7,946,900
Generac Holdings, Inc.*		125	5,067,500
Total			13,014,400

Media: Diversified 0.07%

Twenty-First Century Fox, Inc. Class A		180	6,172,200

Metals/Mining (Excluding Steel) 0.15%

Mirabela Nickel Ltd.*(a)	AUD	31,269	1,806,900
Precision Castparts Corp.		50	11,844,000
Total			13,650,900

Multi-Line Insurance 0.03%

Hartford Financial Services Group, Inc. (The)		82	3,065,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Shares (000)	Fair Value
Non-Electric Utilities 0.06%

American Water Works Co., Inc.	120	$5,787,600

Pharmaceuticals 0.70%

BioMarin Pharmaceutical, Inc.*	84	6,026,587
Bristol-Myers Squibb Co.	361	18,460,626
Merrimack Pharmaceuticals, Inc.*	375	3,292,500
Pharmacyclics, Inc.*	77	9,006,881
Puma Biotechnology, Inc.*	37	8,898,661
Teva Pharmaceutical Industries Ltd. ADR	150	8,062,500
Valeant Pharmaceuticals International, Inc.*	13	1,690,905
Vertex Pharmaceuticals, Inc.*	82	9,209,420
Total		64,648,080

Software/Services 0.74%

Alibaba Group Holding Ltd. ADR*	31	2,736,580
FireEye, Inc.*	300	9,168,000
FleetCor Technologies, Inc.*	65	9,266,224
Fortinet, Inc.*	450	11,369,250
Red Hat, Inc.*	167	9,354,590
Splunk, Inc.*	167	9,245,120
VeriFone Systems, Inc.*	250	8,595,000
Yelp, Inc.*	133	9,077,250
Total		68,812,014

Specialty Retail 0.10%

Home Depot, Inc. (The)	100	9,174,000

Support: Services 0.04%

LifeLock, Inc.*	235	3,358,150

Telecommunications Equipment 0.13%

Aruba Networks, Inc.*	550	11,869,000
Total Common Stocks (cost $331,973,233)		374,295,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 9.17%

Apparel/Textiles 0.16%

Iconix Brand Group, Inc.	1.50%	3/15/2018		$11,500	$14,691,250

Auto Loans 0.22%

Volkswagen International Finance NV†(a)	5.50%	11/9/2015	EUR	15,700	20,496,177

Auto Parts & Equipment 0.12%

Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$10,700	11,034,375

Automakers 0.25%

Ford Motor Co.	4.25%	11/15/2016		6,250	10,742,187
Tesla Motors, Inc.	1.25%	3/1/2021		12,500	11,937,500
Total					22,679,687

Computer Hardware 0.49%

Micron Technology, Inc.	3.00%	11/15/2043		21,500	28,380,000
NVIDIA Corp.†	1.00%	12/1/2018		5,175	5,695,734
SanDisk Corp.†	0.50%	10/15/2020		9,075	10,907,016
Total					44,982,750

Consumer Products 0.14%

Jarden Corp.†	1.125%	3/15/2034		12,500	12,523,437

Electronics 0.66%

Intel Corp.	3.25%	8/1/2039		18,500	31,056,967
Novellus Systems, Inc.	2.625%	5/15/2041		7,500	16,382,813
SunEdison, Inc.†	0.25%	1/15/2020		14,000	13,755,000
Total					61,194,780

Energy: Exploration & Production 0.40%

Energy XXI Bermuda Ltd.†	3.00%	12/15/2018		25,900	21,270,375
PDC Energy, Inc.†	3.25%	5/15/2016		12,000	15,975,000
Total					37,245,375

Health Services 1.02%

Brookdale Senior Living, Inc.	2.75%	6/15/2018		25,500	32,910,937
Cepheid, Inc.†	1.25%	2/1/2021		19,000	18,774,375
Illumina, Inc.	0.25%	3/15/2016		8,200	16,307,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

Illumina, Inc.†	0.50%	6/15/2021	$4,000	$4,285,000
Incyte Corp. Ltd.†	1.25%	11/15/2020	3,050	3,719,094
Omnicare, Inc.	3.50%	2/15/2044	16,500	18,191,250
Total				94,188,447

Hotels 0.36%

Host Hotels & Resorts LP†	2.50%	10/15/2029	20,000	33,012,500

Integrated Energy 0.22%

SolarCity Corp.†	1.625%	11/1/2019	9,225	8,930,953
SunPower Corp.	0.75%	6/1/2018	1,000	1,483,125
SunPower Corp.†	0.875%	6/1/2021	4,700	5,058,375
SunPower Corp.	4.50%	3/15/2015	3,000	4,567,500
Total				20,039,953

Investments & Miscellaneous Financial Services 0.17%

Ares Capital Corp.	4.875%	3/15/2017	7,000	7,332,500
Janus Capital Group, Inc.	0.75%	7/15/2018	6,175	8,737,625
Total				16,070,125

Machinery 0.25%

Altra Industrial Motion Corp.	2.75%	3/1/2031	8,250	10,095,937
Chart Industries, Inc.	2.00%	8/1/2018	11,000	12,794,375
Total				22,890,312

Managed Care 0.16%

WellPoint, Inc.	2.75%	10/15/2042	8,750	14,453,906

Media: Diversified 0.03%

Liberty Media Corp.†	1.375%	10/15/2023	3,000	2,951,250

Medical Products 0.11%

Fluidigm Corp.	2.75%	2/1/2034	11,500	10,270,938

Metals/Mining (Excluding Steel) 0.15%

RTI International Metals, Inc.	1.625%	10/15/2019	4,000	3,845,000
Stillwater Mining Co.	1.75%	10/15/2032	8,000	10,245,000
Total				14,090,000

Monoline Insurance 0.11%

MGIC Investment Corp.	2.00%	4/1/2020	8,000	10,640,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 1.51%

Cubist Pharmaceuticals, Inc.	1.875%	9/1/2020	$15,000	$16,725,000
Depomed, Inc.	2.50%	9/1/2021	6,275	6,639,735
Gilead Sciences, Inc.	1.625%	5/1/2016	6,000	28,027,530
Isis Pharmaceuticals, Inc.	2.75%	10/1/2019	3,000	7,267,500
Medivation, Inc.	2.625%	4/1/2017	15,000	29,325,000
Merrimack Pharmaceuticals, Inc.	4.50%	7/15/2020	3,019	4,707,753
Mylan, Inc.	3.75%	9/15/2015	7,000	23,948,750
Regeneron Pharmaceuticals, Inc.	1.875%	10/1/2016	2,000	8,553,750
Salix Pharmaceuticals Ltd.	1.50%	3/15/2019	6,000	14,542,500
Total				139,737,518

Railroads 0.21%

Trinity Industries, Inc.	3.875%	6/1/2036	10,000	19,462,500

Software/Services 1.78%

Citrix Systems, Inc.†	0.50%	4/15/2019	1,250	1,365,625
HomeAway, Inc.†	0.125%	4/1/2019	3,950	3,866,063
NetSuite, Inc.	0.25%	6/1/2018	12,500	13,070,312
Proofpoint, Inc.†	1.25%	12/15/2018	14,000	16,546,250
salesforce.com, Inc.	0.25%	4/1/2018	41,000	45,920,000
ServiceNow, Inc.†	Zero Coupon	11/1/2018	8,000	8,455,000
Twitter, Inc.†	1.00%	9/15/2021	17,225	16,934,328
Verint Systems, Inc.	1.50%	6/1/2021	6,325	6,890,297
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019	11,125	13,217,891
Workday, Inc.	0.75%	7/15/2018	8,000	9,595,000
Xilinx, Inc.	2.625%	6/15/2017	11,000	16,341,875
Yahoo!, Inc.†	Zero Coupon	12/1/2018	12,000	12,532,500
Total				164,735,141

Specialty Retail 0.16%

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	15,922	15,115,949

Support: Services 0.20%

Priceline Group, Inc. (The)	1.00%	3/15/2018	14,000	18,908,750

Telecommunications Equipment 0.29%

Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	15,800	15,642,000
Palo Alto Networks, Inc.†	Zero Coupon	7/1/2019	10,000	11,150,000
Total				26,792,000
Total Convertible Bonds (cost $759,440,415)				848,207,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Dividend Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 2.65%

Aerospace/Defense 0.28%

United Technologies Corp.	7.50%	435	$25,617,150

Banking 0.50%

Bank of America Corp.	7.25%	15	17,197,500
Wells Fargo & Co.	7.50%	24	29,040,616
Total			46,238,116

Electric: Integrated 0.53%

Dominion Resources, Inc.	6.00%	265	14,906,250
Exelon Corp.	6.50%	250	12,700,000
NextEra Energy, Inc.	5.889%	350	20,968,500
Total			48,574,750

Energy: Exploration & Production 0.03%

Chesapeake Energy Corp.†	5.75%	3	2,779,688

Forestry/Paper 0.10%

Weyerhaeuser Co.	6.375%	168	9,082,443

Investments & Miscellaneous Financial Services 0.27%

AMG Capital Trust II	5.15%	400	24,850,000

Life Insurance 0.15%

MetLife, Inc.	5.00%	465	14,317,350

Metals/Mining (Excluding Steel) 0.10%

Alcoa, Inc.	5.375%	191	9,525,910

Railroads 0.17%

Genesee & Wyoming, Inc.	5.00%	130	16,160,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Dividend Rate	Shares (000)	Fair Value
Real Estate Investment Trusts 0.25%

Alexandria Real Estate Equities, Inc.	7.00%	121	$3,269,976
Health Care REIT, Inc.	6.50%	350	20,013,000
Total			23,282,976

Steel Producers/Products 0.06%

ArcelorMittal (Luxembourg)(b)	6.00%	280	5,916,400

Telecommunications: Integrated/Services 0.02%

Intelsat SA (Luxembourg)(b)	5.75%	40	1,899,200

Telecommunications: Wireless 0.19%

American Tower Corp.	5.25%	51	5,544,350
Crown Castle International Corp.	4.50%	110	11,569,800
Total			17,114,150
Total Convertible Preferred Stocks (cost $231,638,480)			245,358,433

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 2.33%

Building & Construction 0.06%

William Lyon Homes, Inc. Bridge Term Loan	7.25%	8/12/2022	$5,769	5,769,231

Energy: Exploration & Production 0.27%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	5,940	5,951,138
Templar Energy LLC 2nd Lien Term Loan	8.50%	11/25/2020	19,750	19,182,187
Total				25,133,325

Food & Drug Retailers 0.14%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	7,178	7,155,332
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	5,938	6,032,365
Total				13,187,697

Food: Wholesale 0.07%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	6,418	6,586,216

Health Facilities 0.11%

CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	9,788	9,748,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.13%

Hilton Worldwide Finance LLC Initial Term Loan	3.50%	10/26/2020	$11,778	$11,610,887

Machinery 0.14%

Generac Power Systems, Inc. Term Loan B	3.25%	5/31/2020	13,446	13,227,364

Media: Cable 0.25%

Charter Communications Operating LLC Term Loan G	4.25%	9/12/2021	11,500	11,486,257
Virgin Media Investment Holdings Ltd. Facility Term Loan B (United Kingdom)(b)	3.50%	6/7/2020	11,500	11,216,410
Total				22,702,667

Media: Services 0.20%

Affinion Group, Inc. Tranche B Term Loan	6.75%	4/30/2018	8,803	8,578,572
Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/31/2022	9,900	9,881,438
Total				18,460,010

Oil Field Equipment & Services 0.18%

Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020	16,750	16,837,937

Restaurants 0.03%

Red Lobster Management LLC 1st Lien Initial Term Loan	6.25%	7/28/2021	2,725	2,725,000

Software/Services 0.22%

Mitchell International, Inc. 2nd Lien Initial Term Loan	8.50%	10/11/2021	8,000	8,010,000
SRA International, Inc. Term Loan	6.50%	7/20/2018	12,507	12,522,819
Total				20,532,819

Specialty Retail 0.09%

BJ’s Wholesale Club, Inc. 2nd Lien 2013 (November) Loan	8.50%	3/26/2020	8,150	8,223,880

Support: Services 0.44%

Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan	7.50%	7/25/2022	15,000	14,825,925
Allied Security Holdings LLC 2nd Lien Closing Date Term Loan	8.00%	8/13/2021	8,069	7,992,182
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021	7,990	8,099,862
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	10,000	10,050,000
Total				40,967,969
Total Floating Rate Loans (cost $215,231,211)				215,713,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
FOREIGN BONDS(a) 0.29%

United Kingdom

Iron Mountain Europe plc†	6.125%	9/15/2022		GBP	6,350	$10,380,776
Old Mutual plc	6.376%	—	(e)	GBP	5,258	8,615,215
Premier Foods Finance plc†	6.50%	3/15/2021		GBP	2,825	4,069,107
R&R Ice Cream plc†	5.50%	5/15/2020		GBP	2,400	3,760,731
Total Foreign Bonds (cost $25,865,182)						26,825,829

FOREIGN GOVERNMENT OBLIGATIONS 0.33%

Bahamas 0.08%

Commonwealth of Bahamas†	5.75%	1/16/2024			$7,500	7,931,250

Bermuda 0.15%

Government of Bermuda†	4.138%	1/3/2023			13,720	13,582,800

Canada 0.10%

Canadian Government(a)	2.75%	9/1/2016		CAD	10,000	9,205,500
Total Foreign Government Obligations (cost $31,710,454)						30,719,550

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.90%

Federal National Mortgage Assoc.	3.50%	7/1/2043			$55,859	57,189,670
Federal National Mortgage Assoc.	4.00%	4/1/2044			24,817	26,217,249
Total Government Sponsored Enterprises Pass-Throughs (cost $82,897,204)						83,406,919

HIGH YIELD CORPORATE BONDS 75.93%

Aerospace/Defense 1.71%

Alliant Techsystems, Inc.†	5.25%	10/1/2021			5,900	5,944,250
B/E Aerospace, Inc.	5.25%	4/1/2022			24,000	25,980,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense (continued)

CPI International, Inc.	8.75%	2/15/2018	$15,500	$16,120,000
DynCorp International, Inc.	10.375%	7/1/2017	15,000	13,162,500
Esterline Technologies Corp.	7.00%	8/1/2020	9,100	9,691,500
GenCorp, Inc.	7.125%	3/15/2021	15,000	16,237,500
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	15,000	16,237,500
Spirit AeroSystems, Inc.	6.75%	12/15/2020	21,300	22,578,000
TransDigm, Inc.†	6.00%	7/15/2022	7,900	7,811,125
TransDigm, Inc.†	6.50%	7/15/2024	11,800	11,770,500
Triumph Group, Inc.	4.875%	4/1/2021	13,000	12,805,000
Total				158,337,875

Airlines 0.18%

United Airlines, Inc.	6.636%	7/2/2022	7,677	8,291,220
United Continental Holdings, Inc.	6.00%	7/15/2028	8,500	7,862,500
Total				16,153,720

Auto Loans 0.11%

General Motors Financial Co., Inc.	4.375%	9/25/2021	9,925	10,160,719

Auto Parts & Equipment 1.24%

Accuride Corp.	9.50%	8/1/2018	5,000	5,218,750
Dana Holding Corp.	5.375%	9/15/2021	31,700	32,413,250
Delphi Corp.	5.00%	2/15/2023	9,330	10,015,755
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	8,297	7,840,665
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	14,500	15,406,250
Lear Corp.	5.375%	3/15/2024	11,800	11,918,000
LKQ Corp.	4.75%	5/15/2023	9,950	9,651,500
Meritor, Inc.	6.25%	2/15/2024	5,000	5,075,000
Stackpole International Intermediate/Stackpole International Powder (Luxembourg)†(b)	7.75%	10/15/2021	9,225	9,317,250
Tenneco, Inc.	6.875%	12/15/2020	7,500	7,950,000
Total				114,806,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Automakers 0.59%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		$23,000	$25,185,000
General Motors Co.(c)	8.375%	—	(e)	15,000	1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		12,500	12,984,375
Oshkosh Corp.	5.375%	3/1/2022		10,000	10,100,000
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,360,000
Total					54,630,875

Banking 2.12%

Astoria Depositor Corp.†	5.744%	5/1/2016		5,068	5,321,463
Bank of America Corp.	4.20%	8/26/2024		7,900	7,841,113
Bank of America Corp.	8.00%	—	(e)	15,000	16,249,680
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		8,000	9,266,232
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		8,000	9,064,000
JPMorgan Chase & Co.	3.875%	9/10/2024		20,000	19,630,860
JPMorgan Chase & Co.	6.75%	—	(e)	10,000	10,555,000
JPMorgan Chase & Co.	7.90%	—	(e)	5,000	5,437,500
LBG Capital No.1 plc (United Kingdom)†(b)(f)	8.00%	—	(e)	3,000	3,251,100
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(e)	4,758	4,912,635
M&T Bank Corp.	6.45%	—	(e)	8,300	8,818,750
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		10,000	11,233,190
Popular, Inc.	7.00%	7/1/2019		13,990	14,129,900
Regions Bank	6.45%	6/26/2037		6,650	7,837,311
Regions Bank	7.50%	5/15/2018		9,942	11,609,860
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		5,700	6,042,838
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.64%	—	(e)	10,000	10,625,000
SVB Financial Group	5.375%	9/15/2020		9,350	10,486,231
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,718,750
Wachovia Capital Trust III	5.57%	—	(e)	15,000	14,606,250
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Total					195,639,913

Beverages 0.20%

Constellation Brands, Inc.	3.75%	5/1/2021		4,700	4,623,625
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	14,045,063
Total					18,668,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokerage 0.42%

Cantor Fitzgerald LP†	7.875%	10/15/2019	$12,655	$13,875,916
Raymond James Financial, Inc.	8.60%	8/15/2019	20,000	24,977,360
Total				38,853,276

Building & Construction 0.68%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	9,205	8,813,787
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	9,000	9,382,500
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	10,354	9,059,750
Lennar Corp.	4.125%	12/1/2018	5,500	5,472,500
Ryland Group, Inc. (The)	5.375%	10/1/2022	8,500	8,330,000
WLH PNW Finance Corp.†	7.00%	8/15/2022	21,500	21,876,250
Total				62,934,787

Building Materials 0.83%

American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	3,700	3,635,250
Hillman Group, Inc. (The)†	6.375%	7/15/2022	6,465	6,287,212
Interline Brands, Inc. PIK	10.00%	11/15/2018	2,350	2,461,625
Masco Corp.	7.125%	3/15/2020	12,000	13,860,000
Owens Corning, Inc.	4.20%	12/15/2022	10,000	10,194,500
Owens Corning, Inc.	9.00%	6/15/2019	15,000	18,338,280
Ply Gem Industries, Inc.†	6.50%	2/1/2022	6,450	6,151,688
USG Corp.†	5.875%	11/1/2021	2,500	2,562,500
WESCO Distribution, Inc.	5.375%	12/15/2021	13,603	13,568,992
Total				77,060,047

Chemicals 1.87%

Ashland, Inc.	4.75%	8/15/2022	7,500	7,350,000
Axiall Corp.	4.875%	5/15/2023	14,000	13,492,500
Braskem Finance Ltd.	6.45%	2/3/2024	13,290	13,854,825
Chemtura Corp.	5.75%	7/15/2021	15,000	14,925,000
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	12,580,760
Eagle Spinco, Inc.	4.625%	2/15/2021	23,525	22,672,219
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	5,800	6,206,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	9,000	9,191,250
Huntsman International LLC	8.625%	3/15/2020	12,000	12,705,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Methanex Corp. (Canada)(b)	5.25%	3/1/2022	$9,900	$10,897,979
NewMarket Corp.	4.10%	12/15/2022	6,780	6,797,194
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	5,200	5,746,000
Polymer Group, Inc.†	6.875%	6/1/2019	7,525	7,515,594
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	17,750	18,393,437
TPC Group, Inc.†	8.75%	12/15/2020	10,000	10,675,000
Total				173,002,758

Computer Hardware 0.44%

CommScope, Inc.†	5.50%	6/15/2024	16,000	15,800,000
NCR Corp.	6.375%	12/15/2023	14,225	14,971,813
Seagate HDD Cayman	4.75%	6/1/2023	10,000	10,125,000
Total				40,896,813

Consumer Products 0.80%

Avon Products, Inc.	4.60%	3/15/2020	5,680	5,808,533
Avon Products, Inc.	5.00%	3/15/2023	7,000	6,861,603
Elizabeth Arden, Inc.	7.375%	3/15/2021	27,700	24,722,250
Prestige Brands, Inc.†	5.375%	12/15/2021	8,760	8,278,200
S.C. Johnson & Son, Inc.†	3.35%	9/30/2024	8,000	7,992,640
Serta Simmons Holdings LLC†	8.125%	10/1/2020	8,000	8,480,000
Spectrum Brands, Inc.	6.375%	11/15/2020	11,350	11,889,125
Total				74,032,351

Consumer/Commercial/Lease Financing 3.41%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)†(b)	5.00%	10/1/2021	7,200	7,182,000
Air Lease Corp.	3.875%	4/1/2021	9,700	9,845,500
Air Lease Corp.	4.75%	3/1/2020	16,500	17,572,500
Aircastle Ltd.	6.25%	12/1/2019	5,000	5,287,500
CIT Group, Inc.	5.00%	8/15/2022	53,000	53,331,250
Discover Bank	7.00%	4/15/2020	9,125	10,808,079
Discover Financial Services	3.85%	11/21/2022	25,611	25,783,234
International Lease Finance Corp.	6.25%	5/15/2019	21,350	22,929,900
International Lease Finance Corp.	8.25%	12/15/2020	24,365	28,842,069
International Lease Finance Corp.	8.75%	3/15/2017	16,885	18,868,987
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.875%	8/1/2021	16,600	16,517,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	26,160	25,048,200
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	14,425	13,739,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	$12,000	$12,180,000
Navient LLC	4.875%	6/17/2019	5,900	5,914,750
Navient LLC	5.50%	1/15/2019	15,400	15,746,500
Navient LLC	8.45%	6/15/2018	10,000	11,275,000
Ocwen Financial Corp.†	6.625%	5/15/2019	15,000	14,512,500
Total				315,384,782

Department Stores 0.18%

Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	8,800	7,920,000
JC Penney Corp., Inc.	5.65%	6/1/2020	10,575	8,935,875
Total				16,855,875

Diversified Capital Goods 1.81%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020	20,000	20,850,000
Actuant Corp.	5.625%	6/15/2022	9,455	9,880,475
Alfa SAB de CV (Mexico)†(b)	5.25%	3/25/2024	8,800	9,407,200
Anixter, Inc.	5.625%	5/1/2019	11,300	11,935,625
Artesyn Escrow, Inc.†	9.75%	10/15/2020	15,750	15,789,375
Belden, Inc.†	5.50%	9/1/2022	15,000	15,262,500
Constellation Enterprises LLC†	10.625%	2/1/2016	3,700	3,367,000
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	12,255,000
SPX Corp.	6.875%	9/1/2017	21,000	22,995,000
Timken Co. (The)†	3.875%	9/1/2024	7,125	7,027,829
Trinity Industries, Inc.	4.55%	10/1/2024	15,875	15,934,484
Unifrax I LLC/Unifrax Holding Co. †	7.50%	2/15/2019	15,225	15,453,375
Valmont Industries, Inc.	6.625%	4/20/2020	5,834	6,881,250
Total				167,039,113

Electric: Distribution/Transportation 0.03%

ITC Holdings Corp.	3.65%	6/15/2024	2,630	2,627,149

Electric: Generation 0.81%

Calpine Corp.	5.375%	1/15/2023	11,100	10,753,125
DPL, Inc.	7.25%	10/15/2021	12,134	12,589,025
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†(c)	11.75%	3/1/2022	12,000	13,377,500
Illinois Power Generating Co.	7.00%	4/15/2018	9,500	9,120,000
NRG Energy, Inc.†	6.25%	7/15/2022	10,000	10,306,250
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,485	18,883,800
Total				75,029,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.74%

AES El Salvador Trust II (Panama)†(b)	6.75%	3/28/2023	$8,000	$7,756,640
Black Hills Corp.	5.875%	7/15/2020	8,000	9,146,024
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	23,997,115
FirstEnergy Transmission LLC†	4.35%	1/15/2025	7,000	7,137,179
National Fuel Gas Co.	6.50%	4/15/2018	12,750	14,600,357
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,218,820
Total				68,856,135

Electronics 1.31%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	8,000	8,160,000
Entegris, Inc.†	6.00%	4/1/2022	12,500	12,750,000
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	18,000	18,315,000
Freescale Semiconductor, Inc.	10.75%	8/1/2020	25,360	28,213,000
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	10,112,500
Micron Technology, Inc.†	5.50%	2/1/2025	15,900	15,621,750
Micron Technology, Inc.†	5.875%	2/15/2022	7,800	8,092,500
Motorola Solutions, Inc.	3.50%	9/1/2021	12,000	11,848,716
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	7,550	7,908,625
Total				121,022,091

Energy: Exploration & Production 7.24%

Antero Resources Finance Corp.	5.375%	11/1/2021	12,000	11,985,000
Athlon Holdings LP/Athlon Finance Corp.†	6.00%	5/1/2022	16,050	17,253,750
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	20,000	19,800,000
Berry Petroleum Co. LLC	6.75%	11/1/2020	21,000	21,315,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	9,300	9,462,750
California Resources Corp.†(g)	5.50%	9/15/2021	19,875	20,197,969
Chaparral Energy, Inc.	7.625%	11/15/2022	13,850	14,265,500
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	20,855,000
Concho Resources, Inc.	5.50%	4/1/2023	30,000	31,350,000
Concho Resources, Inc.	7.00%	1/15/2021	10,000	10,725,000
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	30,000	31,350,000
Diamondback Energy, Inc.†	7.625%	10/1/2021	15,000	16,237,500
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	22,000	22,000,000
Gulfport Energy Corp.†	7.75%	11/1/2020	4,000	4,190,000
Halcon Resources Corp.	9.75%	7/15/2020	19,300	19,734,250
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	10,025	9,661,594
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	16,263,275
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	14,000	14,210,000
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	19,165	20,650,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Kosmos Energy Ltd.†	7.875%	8/1/2021	$8,000	$8,120,000
Laredo Petroleum, Inc.	5.625%	1/15/2022	5,400	5,319,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	9,500	9,357,500
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	19,400	20,273,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	4,100	4,156,375
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	18,750	19,312,500
Newfield Exploration Co.	5.625%	7/1/2024	25,000	26,875,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	7,856,250
Oasis Petroleum, Inc.	7.25%	2/1/2019	18,275	19,165,906
OGX Austria GmbH (Austria)†(b)(c)	8.50%	6/1/2018	20,000	900,000
PDC Energy, Inc.	7.75%	10/15/2022	20,000	21,500,000
Plains Exploration & Production Co.	6.75%	2/1/2022	10,000	11,100,000
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,625,000
QEP Resources, Inc.	6.875%	3/1/2021	7,865	8,572,850
Range Resources Corp.	5.00%	3/15/2023	13,600	14,076,000
Rice Energy, Inc.†	6.25%	5/1/2022	14,000	13,720,000
Sanchez Energy Corp.†	6.125%	1/15/2023	6,615	6,567,372
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	12,725	13,806,625
SM Energy Co.	6.50%	11/15/2021	12,000	12,750,000
SM Energy Co.	6.50%	1/1/2023	5,050	5,277,250
SM Energy Co.	6.625%	2/15/2019	18,100	18,869,250
Stone Energy Corp.	7.50%	11/15/2022	38,000	39,341,400
Triangle USA Petroleum Corp.†	6.75%	7/15/2022	8,500	8,340,625
Ultra Petroleum Corp.†	5.75%	12/15/2018	5,000	5,050,000
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	10,686,000
WPX Energy, Inc.	6.00%	1/15/2022	16,100	16,679,600
Total				669,804,378

Environmental 0.34%

Clean Harbors, Inc.	5.25%	8/1/2020	12,500	12,562,500
Covanta Holding Corp.	5.875%	3/1/2024	18,500	18,592,500
Total				31,155,000

Food & Drug Retailers 0.89%

Ingles Markets, Inc.	5.75%	6/15/2023	5,000	5,037,500
New Albertson’s, Inc.	7.45%	8/1/2029	3,500	3,202,500
New Albertson’s, Inc.	7.75%	6/15/2026	17,080	16,226,000
Rite Aid Corp.†	6.875%	12/15/2028	3,150	3,165,750
Rite Aid Corp.	7.70%	2/15/2027	32,000	34,400,000
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	10,000	10,475,000
Tops Holding II Corp.	8.75%	6/15/2018	9,750	9,798,750
Total				82,305,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 2.37%

B&G Foods, Inc.	4.625%	6/1/2021	$20,000	$19,100,000
Big Heart Pet Brands	7.625%	2/15/2019	12,462	12,399,690
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,725	5,954,000
Diamond Foods, Inc.†	7.00%	3/15/2019	14,000	14,035,000
H.J. Heinz Co.	4.25%	10/15/2020	10,000	9,962,500
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,580,928
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	13,000	12,512,500
Land O’Lakes, Inc.†	6.00%	11/15/2022	11,900	12,777,030
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	15,000	14,550,000
Post Holdings, Inc.	7.375%	2/15/2022	14,863	14,751,527
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7,000	7,647,500
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	4,992,600
US Foods, Inc.	8.50%	6/30/2019	22,300	23,665,875
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	18,250	20,482,541
WhiteWave Foods Co. (The)	5.375%	10/1/2022	37,580	38,049,750
Total				219,461,441

Forestry/Paper 0.42%

Cascades, Inc. (Canada)†(b)	5.50%	7/15/2022	15,000	14,606,250
Louisiana-Pacific Corp.	7.50%	6/1/2020	8,000	8,560,000
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	10,000	10,550,000
Rock-Tenn Co.	4.90%	3/1/2022	4,848	5,204,774
Total				38,921,024

Gaming 1.34%

CCM Merger, Inc.†	9.125%	5/1/2019	12,000	12,720,000
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	23,781,937
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	18,000	17,370,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	7,800	7,965,750
MTR Gaming Group, Inc.	11.50%	8/1/2019	8,200	8,989,250
Pinnacle Entertainment, Inc.	6.375%	8/1/2021	13,975	14,673,750
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	8,193,750
River Rock Entertainment Authority (The)(c)	9.00%	11/1/2018	10,368	1,166,400
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	7,957	8,553,775
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	16,000	15,360,000
Wynn Las Vegas LLC/Capital Corp.	5.375%	3/15/2022	5,300	5,419,250
Total				124,193,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 4.39%

Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	$6,525	$6,981,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	3,650	3,686,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.125%	3/1/2022	7,200	7,254,000
Energy Transfer Partners LP	5.20%	2/1/2022	22,100	23,730,693
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	11,790,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.625%	6/15/2020	12,000	12,540,000
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,436,327
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	2,375	2,315,625
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	13,075	13,924,875
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,408,641
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	15,000	16,406,250
Kinder Morgan, Inc.†	5.00%	2/15/2021	8,000	8,380,000
Kinder Morgan, Inc.	6.50%	9/15/2020	15,000	16,950,000
Kinder Morgan, Inc.	7.25%	6/1/2018	10,000	11,412,500
Kinder Morgan, Inc.	7.75%	1/15/2032	10,000	12,325,000
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	7,900	8,453,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	13,614,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,153	3,334,298
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,020,000
NGL Energy Partners LP/NGL Energy Finance Corp.†	5.125%	7/15/2019	5,500	5,396,875
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,766,349
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,819,150
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	11,300	11,808,500
Rose Rock Midstream LP/Rose Rock Finance Corp.†	5.625%	7/15/2022	5,000	4,962,500
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	12,500	12,906,250
Sabine Pass Liquefaction LLC†	5.75%	5/15/2024	35,000	35,656,250
Southeast Supply Header LLC†	4.25%	6/15/2024	15,600	15,937,943
Southern Star Central Corp.†	5.125%	7/15/2022	9,225	9,201,937
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50%	6/1/2024	7,900	7,564,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	16,220	17,274,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	12,095	12,578,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	8,092,500
Transportadora de Gas del Peru SA (Peru)†(b)	4.25%	4/30/2028	9,575	9,120,187
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	8,650	9,147,375
Total				406,197,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 3.75%

Amsurg Corp.	5.625%	11/30/2020	$10,860	$11,022,900
Amsurg Corp.†	5.625%	7/15/2022	7,075	7,039,625
Capella Healthcare, Inc.	9.25%	7/1/2017	11,000	11,467,500
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	20,000	20,900,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	30,000	32,106,000
DaVita HealthCare Partners, Inc.	5.125%	7/15/2024	15,800	15,553,125
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,080,000
Dignity Health	4.50%	11/1/2042	8,400	8,051,854
HCA Holdings, Inc.	7.75%	5/15/2021	40,000	42,850,000
HCA, Inc.	5.00%	3/15/2024	7,000	6,903,750
HCA, Inc.	6.50%	2/15/2020	10,000	10,950,000
HCA, Inc.	7.50%	2/15/2022	27,000	30,442,500
HCA, Inc.	7.58%	9/15/2025	2,450	2,695,000
HCA, Inc.	7.69%	6/15/2025	9,050	10,000,250
HealthSouth Corp.	8.125%	2/15/2020	21,000	22,260,000
Kindred Healthcare, Inc.†	6.375%	4/15/2022	14,000	13,720,000
LifePoint Hospitals, Inc.	5.50%	12/1/2021	10,000	10,175,000
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	6,075	6,211,687
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	3,925	4,111,438
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	11,157	11,910,097
Tenet Healthcare Corp.	8.125%	4/1/2022	36,600	40,260,000
Total				346,710,726

Health Services 0.44%

Envision Healthcare Corp.†	5.125%	7/1/2022	10,000	9,875,000
STHI Holding Corp.†	8.00%	3/15/2018	12,500	12,953,125
Truven Health Analytics, Inc.	10.625%	6/1/2020	17,000	18,020,000
Total				40,848,125

Hotels 0.57%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	12,000	12,382,500
Host Hotels & Resorts LP	5.25%	3/15/2022	10,000	11,010,110
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	14,000	14,700,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	5,000	4,900,000
Wyndham Worldwide Corp.	3.90%	3/1/2023	10,000	9,870,690
Total				52,863,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.27%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	$11,200	$11,648,000
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	4,550	4,680,813
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	7,800	8,135,228
Total				24,464,041

Integrated Energy 0.27%

Alta Wind Holdings LLC†	7.00%	6/30/2035	9,961	11,403,084
Rio Oil Finance Trust Series 2014-1†	6.25%	7/6/2024	13,425	13,868,213
Total				25,271,297

Investments & Miscellaneous Financial Services 1.37%

Affiliated Managers Group, Inc.	4.25%	2/15/2024	17,500	17,999,905
Ares Capital Corp.	4.875%	11/30/2018	11,700	12,378,389
FMR LLC†	5.35%	11/15/2021	14,800	16,832,751
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,866,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	23,600	25,193,000
Nuveen Investments, Inc.†	9.125%	10/15/2017	27,300	29,347,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	18,200	21,203,000
Total				126,821,045

Leisure 0.43%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	10,000	9,900,000
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	14,110	14,638,803
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	13,374	15,313,230
Total				39,852,033

Life Insurance 0.37%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	11,500	12,132,500
MetLife Capital Trust X†	9.25%	4/8/2038	15,075	21,821,063
Total				33,953,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 1.20%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	$10,500	$11,418,750
Flowserve Corp.	3.50%	9/15/2022	3,880	3,869,866
Gardner Denver, Inc.†	6.875%	8/15/2021	15,500	15,616,250
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	10,000	10,350,000
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	24,825	26,811,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	13,201	14,257,080
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	10,575,000
Steelcase, Inc.	6.375%	2/15/2021	11,175	12,949,612
Waterjet Holdings, Inc.†	7.625%	2/1/2020	5,030	5,218,625
Total				111,066,183

Managed Care 0.39%

Centene Corp.	5.75%	6/1/2017	15,525	16,514,719
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	19,000	19,237,500
Total				35,752,219

Media: Broadcast 1.08%

AMC Networks, Inc.	4.75%	12/15/2022	12,000	11,910,000
AMC Networks, Inc.	7.75%	7/15/2021	14,000	15,330,000
iHeartCommunications, Inc.	5.50%	12/15/2016	3,500	3,416,875
iHeartCommunications, Inc.	9.00%	12/15/2019	24,000	24,270,000
iHeartCommunications, Inc.	10.00%	1/15/2018	13,500	11,364,030
iHeartCommunications, Inc.	11.25%	3/1/2021	17,500	18,703,125
Sinclair Television Group, Inc.†	5.625%	8/1/2024	15,800	15,286,500
Total				100,280,530

Media: Cable 3.63%

Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	8,350	9,393,750
Altice SA (Luxembourg)†(b)	7.75%	5/15/2022	22,000	22,770,000
Cablevision Systems Corp.	5.875%	9/15/2022	28,000	27,195,000
CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	9/1/2023	7,500	7,490,625
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	12,100	12,750,375
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	18,528,125
CSC Holdings LLC	8.625%	2/15/2019	7,375	8,453,594
DISH DBS Corp.	5.125%	5/1/2020	28,450	28,450,000
DISH DBS Corp.	5.875%	7/15/2022	12,900	13,190,250
DISH DBS Corp.	6.75%	6/1/2021	25,300	27,260,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)

Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	$6,600	$7,227,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	26,925	27,598,125
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	4,401	4,643,055
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	8,550	9,009,562
Numericable Group SA (France)†(b)	6.00%	5/15/2022	10,500	10,591,875
Numericable Group SA (France)†(b)	6.25%	5/15/2024	3,000	2,996,250
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	7,075	7,641,000
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	5,138	5,266,450
SiTV LLC/SiTV Finance, Inc.†	10.375%	7/1/2019	4,500	4,466,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	23,000	23,345,000
UPCB Finance V Ltd.†	7.25%	11/15/2021	14,000	15,050,000
Virgin Media Finance plc (United Kingdom)†(b)(g)	6.00%	10/15/2024	6,000	6,030,000
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	15,000	15,705,000
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	20,000	20,250,000
Total				335,302,036

Media: Diversified 0.26%

Netflix, Inc.	5.375%	2/1/2021	23,500	24,087,500

Media: Services 0.58%

Affinion Investments LLC†	13.50%	8/15/2018	8,000	7,480,000
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%	4/15/2022	15,700	15,425,250
Southern Graphics, Inc.†	8.375%	10/15/2020	10,200	10,659,000
WMG Acquisition Corp.†	5.625%	4/15/2022	3,100	3,107,750
WMG Acquisition Corp.†	6.00%	1/15/2021	3,870	3,937,725
WMG Acquisition Corp.†	6.75%	4/15/2022	13,500	12,993,750
Total				53,603,475

Medical Products 0.90%

Biomet, Inc.	6.50%	8/1/2020	25,500	27,093,750
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	825	878,625
Grifols Worldwide Operations Ltd. (Ireland)†(b)	5.25%	4/1/2022	15,000	14,850,000
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	7,500	8,175,000
Mallinckrodt International Finance SA (Luxembourg)(b)	4.75%	4/15/2023	17,000	15,937,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)†(b)	5.75%	8/1/2022	16,000	16,140,000
Total				83,074,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.91%

Alcoa, Inc.	5.125%	10/1/2024	$13,200	$13,242,781
Arch Coal, Inc.	7.25%	6/15/2021	8,000	3,900,000
Century Aluminum Co.†	7.50%	6/1/2021	6,268	6,706,760
CONSOL Energy, Inc.†	5.875%	4/15/2022	16,500	16,314,375
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	5/15/2022	8,000	8,200,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	15,000	15,562,500
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	1,600	1,512,000
Kinross Gold Corp. (Canada)†(b)	5.95%	3/15/2024	5,000	5,094,830
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044	181	180,954
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	4,675	4,813,095
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	9,200	8,878,000
Total				84,405,295

Oil Field Equipment & Services 1.40%

Basic Energy Services, Inc.	7.75%	2/15/2019	8,000	8,320,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	17,320,000
FMC Technologies, Inc.	3.45%	10/1/2022	6,475	6,371,426
Gulfmark Offshore, Inc.	6.375%	3/15/2022	15,000	14,550,000
Hornbeck Offshore Services, Inc.	5.00%	3/1/2021	12,000	11,460,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	20,100,000
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,250	3,363,750
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	21,922,500
Seadrill Ltd.†	6.625%	9/15/2020	20,000	18,760,000
Seventy Seven Energy, Inc.†	6.50%	7/15/2022	7,000	6,912,500
Total				129,080,176

Oil Refining & Marketing 0.24%

Tesoro Corp.	5.125%	4/1/2024	11,930	11,587,013
Tesoro Corp.	5.375%	10/1/2022	10,000	10,100,000
Total				21,687,013

Packaging 2.28%

AEP Industries, Inc.	8.25%	4/15/2019	15,000	15,600,000
Ball Corp.	4.00%	11/15/2023	12,000	11,220,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	48,000	53,040,000
Pactiv LLC	7.95%	12/15/2025	8,500	9,010,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,225,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	11,750	12,484,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	55,000	56,993,750
Sealed Air Corp.†	6.875%	7/15/2033	27,700	27,111,375
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,052,500
Total				210,737,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 1.34%

Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	$4,850	$4,846,969
Endo Finance Co. LLC†	5.75%	1/15/2022	9,994	9,894,060
JLL/Delta Dutch Newco BV (Netherlands)†(b)	7.50%	2/1/2022	12,000	12,163,500
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	23,100	24,197,250
Roche Holdings, Inc.†	2.875%	9/29/2021	20,000	20,002,740
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	10,000	10,850,000
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	3,500	3,495,625
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	37,625	38,800,781
Total				124,250,925

Printing & Publishing 0.08%

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	6,900	6,917,250

Property & Casualty 0.13%

Liberty Mutual Group, Inc.†	7.80%	3/15/2037	10,000	11,812,500

Railroads 0.19%

Kansas City Southern de Mexico SA de CV (Mexico)(b)	2.35%	5/15/2020	11,750	11,273,667
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	6,250	6,312,500
Total				17,586,167

Real Estate Development & Management 0.09%

Jones Lang LaSalle, Inc.	4.40%	11/15/2022	8,154	8,343,091

Real Estate Investment Trusts 0.98%

ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	5,000	4,969,080
DDR Corp.	7.875%	9/1/2020	11,000	13,685,386
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	7,000	7,926,212
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	10,000	11,633,610
Health Care REIT, Inc.	4.95%	1/15/2021	11,700	12,889,574
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,579,190
Kilroy Realty LP	3.80%	1/15/2023	10,000	10,032,380
ProLogis LP	6.875%	3/15/2020	7,000	8,281,196
Washington Real Estate Investment Trust	3.95%	10/15/2022	10,000	10,011,640
Total				91,008,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.16%

PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	$7,925	$7,905,188
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	6,700	6,499,000
Total				14,404,188

Software/Services 2.99%

Alliance Data Systems Corp.†	6.375%	4/1/2020	50,000	51,750,000
BMC Software Finance, Inc.†	8.125%	7/15/2021	7,500	7,237,500
Boxer Parent Co., Inc. PIK†	9.00%	10/15/2019	5,425	5,018,125
Ceridian HCM Holding, Inc.†	11.00%	3/15/2021	5,900	6,718,625
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	15,000	15,329,325
First Data Corp.†	8.25%	1/15/2021	43,025	45,821,625
First Data Corp.	11.25%	1/15/2021	9,909	11,308,646
First Data Corp.	12.625%	1/15/2021	20,025	24,030,000
iGATE Corp.†	4.75%	4/15/2019	8,340	8,131,500
Infor US, Inc.	9.375%	4/1/2019	6,500	7,044,375
MasterCard, Inc.	3.375%	4/1/2024	9,900	9,973,933
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	18,000	19,440,000
SRA International, Inc.	11.00%	10/1/2019	10,000	10,700,000
SunGard Data Systems, Inc.	6.625%	11/1/2019	25,000	25,125,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,405,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,156,250
VeriSign, Inc.	4.625%	5/1/2023	10,000	9,700,000
Total				276,889,904

Specialty Retail 2.66%

Brookstone Co., Inc.†(c)	13.00%	10/15/2014	4,945	42,036
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	517	517,239
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	13,125,000
Chinos Intermediate Holdings Class A, Inc. PIK†	7.75%	5/1/2019	13,000	12,350,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	6,000	4,260,000
Claire’s Stores, Inc.(h)	8.875%	3/15/2019	12,500	10,437,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	7,000	7,175,000
CST Brands, Inc.	5.00%	5/1/2023	14,000	13,720,000
DBP Holding Corp.†	7.75%	10/15/2020	20,000	17,600,000
Limited Brands, Inc.	7.00%	5/1/2020	18,350	20,460,250
Limited Brands, Inc.	7.60%	7/15/2037	7,500	8,137,500
Limited Brands, Inc.	8.50%	6/15/2019	9,150	10,842,750
Men’s Wearhouse, Inc. (The)†	7.00%	7/1/2022	3,600	3,654,000
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	25,000	26,125,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Perry Ellis International, Inc.	7.875%	4/1/2019	$10,100	$10,251,500
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	10,000	10,550,000
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	5,000	5,087,500
QVC, Inc.	4.375%	3/15/2023	9,625	9,619,552
QVC, Inc.†	7.375%	10/15/2020	17,500	18,647,475
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	5,050	5,100,500
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	10,450	10,711,250
Springs Industries, Inc.	6.25%	6/1/2021	5,500	5,417,500
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	7,000	7,087,500
William Carter Co. (The)	5.25%	8/15/2021	10,371	10,733,985
Wolverine World Wide, Inc.	6.125%	10/15/2020	3,900	4,095,000
Total				245,748,037

Steel Producers/Products 0.97%

Allegheny Ludlum Corp.	6.95%	12/15/2025	10,000	11,126,070
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,463,564
ArcelorMittal (Luxembourg)(b)	5.75%	8/5/2020	25,000	26,187,500
ArcelorMittal (Luxembourg)(b)	6.00%	3/1/2021	10,000	10,550,000
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	6,000	6,007,500
Essar Steel Algoma, Inc. (Canada)†(b)(c)	9.875%	6/15/2015	6,500	5,460,000
Steel Dynamics, Inc.†	5.125%	10/1/2021	11,950	12,129,250
Steel Dynamics, Inc.†	5.50%	10/1/2024	5,950	5,994,625
Total				89,918,509

Support: Services 2.37%

Audatex North America, Inc.†	6.00%	6/15/2021	5,000	5,150,000
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	15,000	14,250,000
Expedia, Inc.	4.50%	8/15/2024	15,875	15,764,716
FTI Consulting, Inc.	6.00%	11/15/2022	10,500	10,683,750
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	14,977,812
Hertz Corp. (The)	5.875%	10/15/2020	22,500	22,950,000
Hertz Corp. (The)	7.50%	10/15/2018	6,000	6,225,000
Iron Mountain, Inc.	5.75%	8/15/2024	20,000	19,725,000
Iron Mountain, Inc.	7.75%	10/1/2019	8,500	9,116,250
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	8,725	8,746,813
MasTec, Inc.	4.875%	3/15/2023	10,000	9,400,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	8,190,000
Sotheby’s†	5.25%	10/1/2022	19,000	18,097,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

United Rentals North America, Inc.	5.75%	11/15/2024	$16,500	$16,747,500
United Rentals North America, Inc.	6.125%	6/15/2023	20,000	20,650,000
United Rentals North America, Inc.	7.625%	4/15/2022	12,000	13,110,000
United Rentals North America, Inc.	8.25%	2/1/2021	5,000	5,437,500
Total				219,221,841

Telecommunications: Integrated/Services 2.91%

CenturyLink, Inc.	6.15%	9/15/2019	4,000	4,300,000
CenturyLink, Inc.	6.45%	6/15/2021	27,050	29,078,750
CenturyLink, Inc.	6.75%	12/1/2023	9,700	10,439,625
Consolidated Communications Finance II Co.†	6.50%	10/1/2022	8,725	8,703,187
DigitalGlobe, Inc.†	5.25%	2/1/2021	18,500	17,852,500
Dycom Investments, Inc.	7.125%	1/15/2021	17,500	18,550,000
Equinix, Inc.	5.375%	4/1/2023	12,000	11,940,000
Equinix, Inc.	7.00%	7/15/2021	12,150	13,061,250
Frontier Communications Corp.	7.625%	4/15/2024	7,800	8,131,500
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,338,969
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	30,112,500
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	11,982	11,742,360
Intelsat Luxembourg SA (Luxembourg)(b)	7.75%	6/1/2021	42,425	43,379,562
Intelsat Luxembourg SA (Luxembourg)(b)	8.125%	6/1/2023	7,575	7,934,813
Sable International Finance Ltd.†	8.75%	2/1/2020	8,325	9,115,875
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	13,400	13,416,750
Verizon Communications, Inc.	3.45%	3/15/2021	8,000	8,126,400
Verizon Communications, Inc.	5.15%	9/15/2023	9,850	10,915,494
ViaSat, Inc.	6.875%	6/15/2020	4,119	4,386,735
Total				269,527,770

Telecommunications: Wireless 3.75%

American Tower Corp.	4.70%	3/15/2022	20,300	21,283,576
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	15,310	15,086,627
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	10,925	13,601,625
Comcel Trust†	6.875%	2/6/2024	8,775	9,279,562
Crown Castle International Corp.	5.25%	1/15/2023	10,000	9,962,500
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	8,500	8,504,250
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	11,700	12,110,670
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,500	17,077,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	15,000	15,468,750
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	5,350	5,122,625
SBA Communications Corp.†	4.875%	7/15/2022	15,080	14,514,500
SBA Telecommunications, Inc.	5.75%	7/15/2020	12,000	12,270,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

Sprint Capital Corp.	6.90%	5/1/2019	$35,000	$36,968,750
Sprint Communications, Inc.†	7.00%	3/1/2020	10,000	10,987,500
Sprint Communications, Inc.	7.00%	8/15/2020	12,000	12,570,000
Sprint Corp.†	7.25%	9/15/2021	15,600	16,282,500
Sprint Corp.†	7.875%	9/15/2023	12,850	13,653,125
T-Mobile USA, Inc.	6.50%	1/15/2024	40,000	40,600,000
T-Mobile USA, Inc.	6.542%	4/28/2020	20,000	20,575,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	8,450	8,714,063
Wind Acquisition Finance SA (Luxembourg)†(b)	7.375%	4/23/2021	32,000	32,240,000
Total				346,873,123

Theaters & Entertainment 0.40%

Activision Blizzard, Inc.†	5.625%	9/15/2021	20,000	20,850,000
Activision Blizzard, Inc.†	6.125%	9/15/2023	8,300	8,839,500
Regal Entertainment Group	5.75%	3/15/2022	7,500	7,556,250
Total				37,245,750

Transportation (Excluding Air/Rail) 0.10%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	8,950	9,240,875
Total High Yield Corporate Bonds (cost $6,892,430,798)				7,022,879,922

MUNICIPAL BOND 0.18%

Other Revenue

New York City Indus Dev Agy† (cost $12,000,000)	11.00%	3/1/2029	12,000	16,899,600

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.11%

JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D† (cost $9,975,568)	3.254%#	12/15/2030	10,000	9,930,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
PREFERRED STOCKS 0.44%

Agency/Government Related 0.05%

Fannie Mae	Zero Coupon		481	$4,428,880

Banking 0.32%

GMAC Capital Trust I	8.125%		275	7,317,750
Texas Capital Bancshares, Inc.	6.50%		467	11,214,660
U.S. Bancorp	3.50%		13	10,644,562
Total				29,176,972

Property & Casualty 0.07%

Allstate Corp. (The)	5.10%		274	6,716,138
Total Preferred Stocks (cost $46,662,262)				40,321,990

	Interest Rate		Principal Amount (000)
U.S. TREASURY OBLIGATIONS 0.84%

U.S. Treasury Note	2.375%	8/15/2024	$13,975	13,814,511
U.S. Treasury Note	3.125%	4/30/2017	35,000	36,983,800
U.S. Treasury Note	3.625%	8/15/2019	25,000	27,180,675
Total U.S. Treasury Obligations (cost $78,088,067)				77,978,986

	Exercise Price	Expiration Date	Shares (000)
WARRANTS 0.04%

Auto Parts & Equipment 0.03%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	3,033,664

Media: Broadcast 0.01%

ION Media Networks, Inc.*(i)	687.00	12/18/2016	2	191,178
ION Media Networks, Inc.*(i)	500.00	12/18/2016	2	193,629
Total				384,807

Total Warrants (cost $10,926,080)				3,418,471

Total Long-Term Investments (cost $8,731,149,943)				8,998,346,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.14%

CONVERTIBLE BOND

Gaming

MGM Resorts International (cost $14,599,854)	4.25%	4/15/2015	$10,500	$13,249,688

Total Investments in Securities 97.43% (cost $8,745,749,797)				9,011,596,002

Other Assets in Excess of Liabilities(j) 2.57%				237,807,741

Net Assets 100.00%				$9,249,403,743

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2014.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2014.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(g)	Securities purchased on a when-issued basis (See Note 2(g)).
(h)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30, 2014 (See Note 2(i)).
(i)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:
(j)	Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts, total return swaps and reverse repurchase agreements, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Open Forward Foreign Currency Exchange Contracts at September 30, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Goldman Sachs	10/17/2014	7,940,000	$13,616,091	$12,870,257	$745,834
British pound	Sell	Goldman Sachs	1/20/2015	2,610,000	4,260,335	4,226,879	33,456
British pound	Sell	Goldman Sachs	1/20/2015	6,350,000	10,291,832	10,283,786	8,046
euro	Sell	J.P. Morgan	12/11/2014	17,665,000	22,784,283	22,322,864	461,419
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,248,755

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Goldman Sachs	10/1/2014	2,607,161	$4,259,968	$4,226,600	$(33,368)

Open Futures Contracts at September 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2014	1,846	Short	$(230,086,594)	$1,216,880

Open Total Return Swap at September 30, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank AG	$1,931,400	4,623 Convertible Debenture Units (Reference Entity)	OGX Petroleo e Gas S.A. Convertible Debentures (Brazil)	$1,931,400	4/13/2015	$1,931,400

Reverse Repurchase Agreement Payable as of September 30, 2014:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
J.P. Morgan	$5,163,000	$7,500,000 principal, Claire’s Stores, Inc. at 8.875% due 3/15/2019, $6,262,500 fair value	(8.25)%	9/5/2014	On Demand	$5,138,746

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreements is presented net of interest receivable of $24,254.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,389,500	$—	$2,389,500
Common Stocks	374,295,876	—	—	374,295,876
Convertible Bonds	—	861,456,808	—	861,456,808
Convertible Preferred Stocks
Aerospace/Defense	25,617,150	—	—	25,617,150
Banking	46,238,116	—	—	46,238,116
Electric: Integrated	48,574,750	—	—	48,574,750
Energy: Exploration & Production	—	2,779,688	—	2,779,688
Forestry/Paper	9,082,443	—	—	9,082,443
Investments & Miscellaneous Financial Services(3)	—	24,850,000	—	24,850,000
Life Insurance	14,317,350	—	—	14,317,350
Metals/Mining (Excluding Steel)	9,525,910	—	—	9,525,910
Railroads	—	16,160,300	—	16,160,300
Real Estate Investment Trusts	23,282,976	—	—	23,282,976
Steel Producers/Products	5,916,400	—	—	5,916,400
Telecommunications: Integrated/Services	—	1,899,200	—	1,899,200
Telecommunications: Wireless	17,114,150	—	—	17,114,150
Floating Rate Loans(4)
Building & Construction	—	5,769,231	—	5,769,231
Energy: Exploration & Production	—	25,133,325	—	25,133,325
Food & Drug Retailers	—	13,187,697	—	13,187,697
Food: Wholesale	—	6,586,216	—	6,586,216
Health Facilities	—	9,748,421	—	9,748,421
Hotels	—	11,610,887	—	11,610,887
Machinery	—	13,227,364	—	13,227,364
Media: Cable	—	22,702,667	—	22,702,667
Media: Services	—	18,460,010	—	18,460,010
Oil Field Equipment & Services	—	16,837,937	—	16,837,937
Restaurants	—	2,725,000	—	2,725,000
Software/Services	—	8,010,000	12,522,819	20,532,819
Specialty Retail	—	8,223,880	—	8,223,880
Support: Services	—	40,967,969	—	40,967,969
Foreign Bonds	—	26,825,829	—	26,825,829
Foreign Government Obligations	—	30,719,550	—	30,719,550
Government Sponsored Enterprises Pass-Throughs	—	83,406,919	—	83,406,919
High Yield Corporate Bonds
Automakers	—	54,629,375	1,500	54,630,875
Banking	—	195,637,663	2,250	195,639,913
Metals/Mining (Excluding Steel)	—	84,224,341	180,954	84,405,295
Specialty Retail	—	245,188,762	559,275	245,748,037
Telecommunications: Integrated/Services	—	269,526,270	1,500	269,527,770
Other	—	6,172,928,032	—	6,172,928,032
Municipal Bond	—	16,899,600	—	16,899,600
Non-Agency Commercial Mortgage-Backed Securities	—	9,930,695	—	9,930,695
Preferred Stocks
Banking	18,532,410	10,644,562	—	29,176,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2014

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other	$11,145,018	$—	$—	$11,145,018
U.S. Treasury Obligations	—	77,978,986	—	77,978,986
Warrants	3,033,664	—	384,807	3,418,471
Total	$606,676,213	$8,391,266,684	$13,653,105	$9,011,596,002
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,248,755	$—	$1,248,755
Liabilities	—	(33,368)	—	(33,368)
Futures Contracts
Assets	1,216,880	—	—	1,216,880
Liabilities	—	—	—	—
Reverse Repurchase Agreement
Assets	—	5,138,746	—	5,138,746
Liabilities	—	—	—	—
Total Return Swap
Assets	—	—	1,931,400	1,931,400
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	26,250	—	26,250
Liabilities	—	—	—	—
Total	$1,216,880	$6,380,383	$1,931,400	$9,528,663

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierachy.
(3)	As of September 30, 2014, AMG Capital Trust II was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended September 30, 2014, $16,637,000 was transferred from Level 1 to Level 2.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bond	Warrants	Total Return Swap
Balance as of January 1, 2014	$7,405,562	$5,250	$384,807	$—
Accrued discounts/premiums	67,732	—	—	—
Realized gain (loss)	72,440	(1)	—	—
Change in unrealized appreciation/depreciation	(208,209)	(5)	—	—
Purchases	—	989,974	—	1,931,400
Sales	(8,079,618)	(249,739)	—	—
Net transfers in or out of Level 3	13,264,912	—	—	—
Balance as of September 30, 2014	$12,522,819	$745,479	$384,807	$1,931,400

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(g)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Reverse Repurchase Agreements-The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price. As of September 30, 2014, the Fund had an open reverse repurchase agreement.

(j)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2014, the Fund had the following unfunded loan commitments:

Security Name
Alberston’s LLC Bridge Term Loan	$25,000,000
Level 3 Financing, Inc. Bridge Term Loan	10,500,000
Total	$35,500,000

(k)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended September 30, 2014 (as described in note 2(d)). A forward foreign currency exchange contract reduces Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2014 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into Total Return Swaps during the period ended September 30, 2014 (as described in note 2(f)) to hedge against changes in interest rates. The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of September 30, 2014, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds use of derivative instruments:

		Forward
		Foreign
		Currency
	Interest Rate	Exchange	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts	—	$1,248,755	—
Futures Contracts	$1,216,880	—	—
Total Return Swap	—	—	$1,931,400
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$33,368	—

4. FEDERAL TAX INFORMATION

As of September 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,762,750,795
Gross unrealized gain	429,796,203
Gross unrealized loss	(180,950,996)
Net unrealized security gain	$248,845,207

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain securities, certain distributions received and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 18, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 18, 2014